Summary of Principal Accounting Policies - Amounts in Noah Investment and its Subsidiaries and the Consolidated Funds Included in Consolidated Financial Statements Additional Information (Details)
¥ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Summary of Principal Accounting Policies
Increase in amounts due to the Group's subsidiaries	¥ 583,347	$ 83,793	¥ 606,440	¥ 498,557